Non-current Assets Held for Sale and Discontinued Operations - Results of Discontinued Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Revenue	$ 17,940,855	$ 605,292	$ 18,387,593	$ 18,837,089
Cost of revenue	(14,703,729)	(496,077)	(14,745,472)	(14,685,514)
Other operating income (expenses), net	692,834	23,375	90,306	105,051
Profit (loss) from discontinued operations	1,814,953	61,233	(122,105)	(34,233)
Income tax expense	0	0	0	0
Loss from discontinued operations after income tax	(28,281)	(954)	(122,105)	(34,233)
Gain on disposal of discontinued operations	1,843,234	62,187
Profit (loss) from discontinued operations	1,814,953	61,233	(122,105)	(34,233)
Discontinued operations: ChipMOS Shanghai [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Revenue	227,095	7,662	1,005,166	1,032,302
Cost of revenue	(195,078)	(6,582)	(986,004)	(1,050,075)
Operating expenses	(58,840)	(1,985)	(179,178)	(51,910)
Other operating income (expenses), net	1,429	48	13,753	8,469
Non-operating income (expenses), net	(2,887)	(97)	24,158	26,981
Profit (loss) from discontinued operations	(28,281)	(954)	(122,105)	(34,233)
Profit (loss) from discontinued operations	$ 1,814,953	$ 61,233	$ (122,105)	$ (34,233)